CERTIFICATION OF
                          STRONG OPPORTUNITY FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                         STRONG ADVISOR ENDEAVOR 20 FUND
                       STRONG SCIENCE AND TECHNOLOGY FUND


STRONG OPPORTUNITY FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Advisor Endeavor 20 and Strong Science and Technology Funds' Prospectuses and Statements of Additional Information, each dated December 29, 2000 filed by the Registrant pursuant to Post-Effective Amendment No. 23 (File No. 33-1932; 811-3793), which was filed with the Securities and Exchange Commission on December 27, 2000 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Advisor Endeavor 20 and Strong Science and Technology Funds' Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                        STRONG OPPORTUNITY FUND, INC.



                                        /S/  CATHLEEN A. EBACHER
                                        -----------------------------------
                                        By: Cathleen A. Ebacher
                                        Title:   Vice President and
                                                 Assistant Secretary


Dated: January 3, 2001